DEFERRED REVENUE	12 Months Ended
Dec. 31, 2021
DEFERRED REVENUE
DEFERRED REVENUE

NOTE 16 — DEFERRED REVENUE

As of December 31, 2021 and 2020, deferred revenue consists of:

	As of December 31,
	2021	2021
Advance bookings for lodges	$293,716	$379,305
Educational revenue paid in advance	1,630,723	1,026,700
Other prepaid income	638,473	140,707
Total	$2,561,912	$1,546,712

An analysis of contractual obligations is as follows:

	As of December 31,
	2021	2021
Deferred revenue, beginning	$1,546,712	$3,231,431
Addition	1,773,994	1,220,972
Usage	(758,794)	(2,905,691)
Deferred revenue, ending	$2,561,912	$1,546,712